UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05723

Name of Fund: BlackRock Emerging Markets Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Emerging

            Markets Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2012

Date of reporting period: 07/31/2012

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2012 (Unaudited)	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Argentina – 1.4%
Tenaris SA - ADR	142,261	$5,445,751

Brazil – 12.8%
Banco do Brasil SA	358,581	3,814,691
BRF - Brasil Foods SA	237,232	3,396,636
CCR SA	533,714	4,453,694
CETIP SA - Mercados Organizado	273,842	3,470,465
Cia Energetica de Minas Gerais - ADR	265,011	5,037,859
Embraer SA	471,584	3,023,918
Itau Unibanco Holdings SA - ADR	493,813	7,807,184
Localiza Rent a Car SA	293,680	4,762,340
Natura Cosmeticos SA	224,557	5,891,169
Tim Participacoes SA - ADR	131,090	2,772,554
Vale SA	220,317	3,994,133

		48,424,643

Chile – 1.1%
Empresa Nacional de Telecomunicaciones SA	204,058	4,012,598

China – 15.4%
Air China Ltd., Class H	5,186,000	3,649,825
Anhui Conch Cement Co. Ltd., Class H	1,451,500	3,791,540
Baidu.com, Inc. - ADR (a)	32,434	3,908,946
Bank of China Ltd., Class H	16,752,200	6,371,848
China Mobile Ltd.	858,166	10,013,961
China Shenhua Energy Co. Ltd., Class H	1,185,454	4,411,537
CNOOC Ltd.	3,945,000	7,913,887
CNOOC Ltd. - ADR	18,706	3,746,812
Hengan International Group Co. Ltd.	376,500	3,560,372
Jiangxi Copper Co. Ltd., Class H	1,975,455	4,320,827
Shanghai Electric Group Co. Ltd., Class H	4,671,809	1,744,814
Tencent Holdings Ltd.	168,862	5,013,415

		58,447,784

Hong Kong – 2.6%
China Overseas Land & Investment Ltd.	2,346,000	5,510,547
Sands China Ltd.	1,521,600	4,463,342

		9,973,889

Hungary – 1.0%
Mol Magyar Olaj- es Gazipari Rt.	50,165	3,608,641

India – 6.0%
Dr Reddy’s Laboratories, Ltd. ADR	122,300	3,549,146
Hindalco Industries Ltd.	1,738,409	3,723,957
ITC Ltd.	1,173,251	5,430,942
Tata Motors Ltd. - ADR	215,400	4,351,080
Yes Bank Ltd.	878,958	5,746,093

		22,801,218

Common Stocks	Shares	Value

Indonesia – 4.6%
Bank Mandiri Persero Tbk PT	5,986,000	$5,210,453
Indocement Tunggal Prakarsa Tbk PT	2,109,000	4,768,694
Telekomunikasi Indonesia Tbk PT	4,708,084	4,540,675
United Tractors Tbk PT	1,251,500	2,756,884

		17,276,706

Ireland – 1.0%
Dragon Oil Plc	426,522	3,808,244

Italy – 1.2%
Prada SpA	681,900	4,682,816

Kazakhstan – 1.5%
KazMunaiGas Exploration Production - GDR	308,388	5,609,578

Malaysia – 1.1%
Malayan Banking Bhd	1,530,000	4,274,091

Mexico – 5.0%
Alpek SAB de CV (a)	2,028,143	4,970,273
Fomento Economico Mexicano
SAB de CV - ADR	49,982	4,269,463
Grupo Financiero Banorte SAB de CV ‘O’	684,177	3,663,589
Grupo Televisa SAB - ADR	261,558	5,960,907

		18,864,232

Panama – 1.6%
Copa Holdings SA, Class A	76,574	5,936,782

Peru – 0.9%
Credicorp Ltd.	30,160	3,496,750

Russia – 7.7%
Lukoil OAO - ADR	78,375	4,404,675
Magnit OJSC - GDR	145,255	4,689,083
Mail.ru Group Ltd. -GDR (a)	115,680	3,490,641
NovaTek OAO -GDR	42,643	4,788,507
Sberbank (a)	735,974	2,061,894
Sberbank - ADR	567,498	6,278,317
Sistema JSFC -GDR	175,615	3,625,617

		29,338,734

South Africa – 4.1%
African Bank Investments Ltd.	909,312	4,004,925
Aveng Ltd.	760,451	3,303,574
The Foschini Group Ltd.	297,405	5,115,733
Standard Bank Group Ltd.	239,711	3,297,882

		15,722,114

South Korea – 11.4%
Celltrion, Inc.	149,385	3,697,095
Kia Motors Corp.	128,612	8,816,440
LG Chem Ltd.	16,396	4,499,151
LG Household & Health Care Ltd.	8,896	4,586,086

BLACKROCK EMERGING MARKETS FUND, INC.	JULY 31, 2012	1

Schedule of Investments (continued)	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares		Value

South Korea (concluded)
Samsung Electronics Co. Ltd.		19,022	$21,866,191

			43,464,963

Taiwan – 7.0%
Delta Electronics, Inc.		1,392,000	4,671,033
HON HAI Precision Industry Co. Ltd.		1,883,058	5,246,304
Quanta Computer, Inc.		2,111,000	5,460,749
Taiwan Semiconductor Manufacturing Co. Ltd.		1,029,224	2,785,896
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		614,288	8,581,603

			26,745,585

Thailand – 3.7%
CP ALL Public Co. Ltd.		2,072,000	2,230,365
Kasikornbank Public Co. Ltd.		1,111,500	6,142,633
Siam Commercial Bank Public Co. Ltd.		1,101,900	5,582,345

			13,955,343

Turkey – 2.6%
Koza Altin Isletmeleri AS		246,000	4,860,912
Turkiye Garanti Bankasi AS		1,292,330	5,023,556

			9,884,468

United States – 2.1%
Cognizant Technology Solutions Corp., Class A (a)		65,009	3,690,561
First Cash Financial Services, Inc. (a)		110,625	4,436,062

			8,126,623

Total Long-Term Investments
(Cost – $340,826,029) – 95.8%			363,901,553

Short-Term Securities

Money Market Funds – 4.3%

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (b)(c)		16,184,665	16,184,665

	Par (000)
Time Deposits – 0.0%

Brown Brothers Harriman & Co., 0.09%, 8/01/12	HKD	2,331	300,644

Value

Total Short-Term Securities
(Cost – $16,485,309) – 4.3%	$16,485,309

Total Investments (Cost - $357,311,338*) – 100.1%	380,386,862
Liabilities in Excess of Other Assets – (0.1)%	(460,376)

Net Assets – 100.0%	$379,926,486

*	As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$364,672,304

Gross unrealized appreciation	$41,724,518
Gross unrealized depreciation	(26,009,960)

Net unrealized appreciation	$15,714,558

(a)	Non-income producing security.
(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2011	Net Activity	Shares Held at July 31, 2012	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	13,520,217	2,664,448	16,184,665	$14,956

(c)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
INR	Indian Rupee
USD	US Dollar

BLACKROCK EMERGING MARKETS FUND, INC.	JULY 31, 2012	2

Schedule of Investments (continued)	BlackRock Emerging Markets Fund, Inc.

•	Foreign currency exchange contracts as of July 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	175,407	HKD	1,360,350	Goldman Sachs & Co.	8/01/12	$(16)
USD	95,034	INR	5,279,630	Brown Brothers Harriman & Co.	8/01/12	103

Total						$87

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$5,445,751	–	–	$5,445,751
Brazil	48,424,643	–	–	48,424,643
Chile	4,012,598	–	–	4,012,598
China	7,655,758	$50,792,026	–	58,447,784
Hong Kong	–	9,973,889	–	9,973,889

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks (concluded):
Hungary	–	3,608,641	–	3,608,641
India	7,900,226	14,900,992	–	22,801,218
Indonesia	–	17,276,706	–	17,276,706
Ireland	–	3,808,244	–	3,808,244
Italy	–	4,682,816	–	4,682,816
Kazakhstan	–	5,609,578	–	5,609,578
Malaysia	–	4,274,091	–	4,274,091
Mexico	18,864,232	–	–	18,864,232
Panama	5,936,782	–	–	5,936,782
Peru	3,496,750	–	–	3,496,750
Russia	5,206,504	24,132,230	–	29,338,734
South Africa	–	15,722,114	–	15,722,114
South Korea	–	43,464,963	–	43,464,963
Taiwan	8,581,603	18,163,982	–	26,745,585
Thailand	–	13,955,343	–	13,955,343
Turkey	–	9,884,468	–	9,884,468
United States	8,126,623	–	–	8,126,623
Short-Term Securities:
Money Market Funds	16,184,665	–		16,184,665
Time Deposits	–	300,644	–	300,644

Total	$139,836,135	$240,550,727	–	$380,386,862

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$103	–	$103
Liabilities:
Foreign currency exchange contracts	–	(16)	–	(16)

Total	–	$87	–	$87

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, foreign currency of $511,606 is categorized as Level 1 within the disclosure hierarchy.

BLACKROCK EMERGING MARKETS FUND, INC.	JULY 31, 2012	3

Schedule of Investments (concluded)	BlackRock Emerging Markets Fund, Inc.

Prior to January 31, 2012, only significant transfers between Level 1 and Level 2 were required to be disclosed. There were no significant transfers from the beginning of the period to January 31, 2012. For the interim period February 1, 2012 through July 31, 2012, all transfers between Level 1 and Level 2 are required to be disclosed. Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Fund values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 on the disclosure hierarchy. Significant market movements did not occur on January 31, 2012; therefore, the Fund did not utilize the external pricing service model adjustments and such valuations were categorized as Level 1. Significant market movements were deemed to have occurred at July 31, 2012; therefore, the Fund utilized the external pricing service model adjustments for certain of its investments which caused transfers from Level 1 to Level 2 with a beginning period value of $6,581,792.

BLACKROCK EMERGING MARKETS FUND, INC.	JULY 31, 2012	4

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Emerging Markets Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Emerging Markets Fund, Inc.

Date:	September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Emerging Markets Fund, Inc.

Date:	September 25, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Emerging Markets Fund, Inc.

Date:	September 25, 2012